DISPOSAL OF ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
On April 26, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 60 MW battery storage asset in the U.S. for proceeds of approximately $87 million ($25 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $82 million of total assets from the consolidated statements of financial position. This resulted in a gain on disposition of $5 million ($2 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss).
On May 28, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 30 MW hydroelectric asset in the U.S. for proceeds of approximately $67 million ($15 million net to Brookfield Renewable) net of transaction fees. As a result of the disposition, Brookfield Renewable derecognized $42 million of total assets and $4 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition of $29 million ($6 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $28 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
On May 31, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 85 MW portfolio of biomass facilities in Brazil for proceeds of approximately R$251 million ($48 million) (R$105 million ($21 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $86 million of total assets and $2 million of total liabilities from the consolidated statements of financial position. This resulted in loss on disposition of $24 million ($11 million net to Brookfield Renewable) recognized through other comprehensive income and $12 million ($5 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss) during the year.